Unvested Shares and Units, After Expected Forfeitures (Detail)	12 Months Ended
Dec. 31, 2023 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Blackstone Holdings Partnership Units	4,646,877
Deferred Restricted Shares of Common Stock	32,671,159
Total Equity-Based Awards	37,318,036
Phantom Shares	71,674
Blackstone Holdings Partnership Units (Weighted-Average Service Period in Years)	9 months 18 days
Deferred Restricted Shares of Common Stock (Weighted-Average Service in Years)	2 years 10 months 24 days
Total Equity-Based Awards (Weighted-Average Service Period in Years)	2 years 7 months 6 days
Phantom Shares (Weighted-Average Service Period in Years)	3 years